Quarterly Holdings Report
for
Fidelity Simplicity RMD 2025 Fund℠
October 31, 2021
R98-NPRT1-1221
1.9895843.102
Domestic Equity Funds - 29.7%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	9,225	125,005
Fidelity Series Blue Chip Growth Fund (a)	11,425	197,087
Fidelity Series Commodity Strategy Fund (a)	74,157	316,650
Fidelity Series Growth Company Fund (a)	17,543	501,543
Fidelity Series Intrinsic Opportunities Fund (a)	25,331	509,663
Fidelity Series Large Cap Stock Fund (a)	22,960	445,883
Fidelity Series Large Cap Value Index Fund (a)	10,314	166,153
Fidelity Series Opportunistic Insights Fund (a)	10,622	259,280
Fidelity Series Small Cap Discovery Fund (a)	3,789	55,620
Fidelity Series Small Cap Opportunities Fund (a)	12,295	184,920
Fidelity Series Stock Selector Large Cap Value Fund (a)	23,964	378,873
Fidelity Series Value Discovery Fund (a)	16,681	290,087
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,813,902)		3,430,764

International Equity Funds - 26.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	13,579	200,569
Fidelity Series Emerging Markets Fund (a)	10,132	114,593
Fidelity Series Emerging Markets Opportunities Fund (a)	41,804	1,032,132
Fidelity Series International Growth Fund (a)	25,140	515,615
Fidelity Series International Small Cap Fund (a)	6,528	157,445
Fidelity Series International Value Fund (a)	43,959	510,806
Fidelity Series Overseas Fund (a)	35,237	514,106
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,510,276)		3,045,266

Bond Funds - 38.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	117	1,180
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	24,328	244,007
Fidelity Series Emerging Markets Debt Fund (a)	6,950	63,735
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,116	21,030
Fidelity Series Floating Rate High Income Fund (a)	1,371	12,782
Fidelity Series High Income Fund (a)	7,650	73,133
Fidelity Series Inflation-Protected Bond Index Fund (a)	54,818	617,250
Fidelity Series International Credit Fund (a)	324	3,225
Fidelity Series International Developed Markets Bond Index Fund (a)	13,589	133,177
Fidelity Series Investment Grade Bond Fund (a)	243,010	2,838,358
Fidelity Series Long-Term Treasury Bond Index Fund (a)	43,045	366,315
Fidelity Series Real Estate Income Fund (a)	3,708	43,603
TOTAL BOND FUNDS (Cost $4,381,193)		4,417,795

Short-Term Funds - 5.8%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 0.07% (a)(b)	548,629	548,629
Fidelity Series Short-Term Credit Fund (a)	12,526	126,262
TOTAL SHORT-TERM FUNDS (Cost $675,556)		674,891

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $10,380,927)	11,568,716
NET OTHER ASSETS (LIABILITIES) - 0.0%	(284)
NET ASSETS - 100.0%	11,568,432

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	26,634	25,454	-	-	-	1,180
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	252,568	9,505	-	(23)	967	244,007
Fidelity Series All-Sector Equity Fund	118,241	26,951	26,227	-	321	5,719	125,005
Fidelity Series Blue Chip Growth Fund	185,299	75,533	46,282	32,187	(879)	(16,584)	197,087
Fidelity Series Canada Fund	180,758	46,052	36,314	-	201	9,872	200,569
Fidelity Series Commodity Strategy Fund	308,989	164,313	84,955	95,595	(5,016)	(66,681)	316,650
Fidelity Series Emerging Markets Debt Fund	62,672	12,902	10,741	699	(91)	(1,007)	63,735
Fidelity Series Emerging Markets Debt Local Currency Fund	20,297	5,010	3,478	-	(56)	(743)	21,030
Fidelity Series Emerging Markets Fund	111,138	26,814	24,249	-	(230)	1,120	114,593
Fidelity Series Emerging Markets Opportunities Fund	1,009,838	243,323	210,202	-	(1,246)	(9,581)	1,032,132
Fidelity Series Floating Rate High Income Fund	12,051	3,053	2,469	125	5	142	12,782
Fidelity Series Government Money Market Fund 0.07%	747,026	127,759	326,156	127	-	-	548,629
Fidelity Series Growth Company Fund	470,375	119,455	126,557	-	3,369	34,901	501,543
Fidelity Series High Income Fund	72,122	14,466	13,204	867	(19)	(232)	73,133
Fidelity Series Inflation-Protected Bond Index Fund	799,344	135,985	319,471	-	6,123	(4,731)	617,250
Fidelity Series International Credit Fund	3,271	22	-	22	-	(68)	3,225
Fidelity Series International Developed Markets Bond Index Fund	-	139,518	5,252	-	(82)	(1,007)	133,177
Fidelity Series International Growth Fund	490,612	115,608	100,381	-	104	9,672	515,615
Fidelity Series International Small Cap Fund	151,078	30,667	29,929	-	66	5,563	157,445
Fidelity Series International Value Fund	486,595	107,107	99,128	-	586	15,646	510,806
Fidelity Series Intrinsic Opportunities Fund	485,286	178,335	105,422	64,731	(4,136)	(44,400)	509,663
Fidelity Series Investment Grade Bond Fund	2,941,683	548,404	611,908	14,597	(2,500)	(37,321)	2,838,358
Fidelity Series Large Cap Stock Fund	422,597	121,761	92,681	24,967	(543)	(5,251)	445,883
Fidelity Series Large Cap Value Index Fund	157,847	36,162	33,483	-	150	5,477	166,153
Fidelity Series Long-Term Treasury Bond Index Fund	345,359	95,409	68,946	1,640	(3,550)	(1,957)	366,315
Fidelity Series Opportunistic Insights Fund	243,775	61,448	60,587	-	1,475	13,169	259,280
Fidelity Series Overseas Fund	491,779	115,613	107,939	-	453	14,200	514,106
Fidelity Series Real Estate Income Fund	43,508	8,928	8,782	766	(5)	(46)	43,603
Fidelity Series Short-Term Credit Fund	171,612	30,317	74,208	891	(407)	(1,052)	126,262
Fidelity Series Small Cap Discovery Fund	53,030	11,586	10,723	-	72	1,655	55,620
Fidelity Series Small Cap Opportunities Fund	175,871	77,982	42,672	41,166	(2,638)	(23,623)	184,920
Fidelity Series Stock Selector Large Cap Value Fund	360,257	82,463	77,441	-	366	13,228	378,873
Fidelity Series Value Discovery Fund	276,896	67,960	61,901	-	280	6,852	290,087
	11,399,206	3,110,108	2,856,647	278,380	(7,850)	(76,101)	11,568,716

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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